Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Advances from Federal Home Loan Bank	At year end, advances from the FHLB were as follows:

	2012	2011
Maturities from August 2013 through January 2017, fixed rates from 1.49% to 4.85%, averaging 2.50%	$40,261	$50,295

Scheduled Principal Reductions of Federal Home Loan Bank Advances	Scheduled principal reductions of FHLB advances at December 31, 2012 were as follows.

2013	$2,538
2014	30,223
2015	5,000
2017	2,500

Total	$40,261